Real estate property development completed and under development	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]

3. Real estate property development completed and under development

The following summarizes the components of real estate property completed and under development at December 31, 2010 and 2011:

	December 31, 2010	December 31, 2011
	US$	US$
Development completed:
Zhengzhou Xinyuan Splendid 1A	226,091	101,009
Zhengzhou Xinyuan Splendid 3A3B3C	52,642	—
Zhengzhou Commercial Plaza	10,061	10,574
Suzhou Lake Splendid	440,071	363,548
Suzhou Colorful Garden	384,353	401,592
Jinan City Family	31,233	—
Hefei Wangjiang Garden	325,790	290,699
Zhengzhou Xinyuan Colorful Garden	—	4,929,264
Jinan International City Garden	—	678,455
Real estate property development completed	1,470,241	6,775,141

Under development:
Current:
Suzhou International City Garden	135,511,818	119,484,041
Xuzhou Colorful Garden	46,241,852	38,471,017
Zhengzhou Xinyuan Colorful Garden	46,646,119	—
Zhengzhou Modern City	81,727,603	60,299,157
Zhengzhou Century East A	23,851,265	36,226,170
Zhengzhou Century East B	64,158,671	104,832,456
Zhengzhou Royal Place	78,163,709	103,516,481
Jinan International City Garden	5,220,378	—
Jinan Xinyuan Splendid	204,066,031	302,470,861
Kunshan International City Garden	162,449,821	126,205,482
Chengdu Xinyuan Splendid I	68,528,161	29,109,213
Chengdu Xinyuan Splendid II	94,017,899	92,164,170
Zhengzhou Yipin Xiangshan I	14,491,672	4,487,385
Zhengzhou Yipin Xiangshan II	53,934,244	96,222,612
Xuzhou New land	—	38,415,147
Zhengzhou New Land	—	92,486,788
	1,079,009,243	1,244,390,980
Profit recognized	142,628,524	239,583,913
Less: progress billings (see Note 11)	(511,052,451)	(722,103,502)
Real estate property under development—current	710,585,316	761,871,391

Real estate property under development—non-current	—	—

Total real estate property under development	710,585,316	761,871,391

Total real estate property development completed and under development	712,055,557	768,646,532

As of December 31, 2011, land use rights included in the real estate properties under development totaled US$558,104,645 (2010: US$590,215,527).

As of December 31, 2011, real estate properties under development with an aggregate net book value of US$265,921,670 (2010: US$ 397,692,383) were pledged as collateral for certain bank loans.